Leases (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of quantitative information about right-of-use assets
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

2019
As of 01/01/2019	599,502
Additions	495,644
Accretion of interest (see note 38)	121,967
Difference in foreign currency	272,503
Payments	(229,436)
Monetary effects	(343,232)

As of 12/31/2019 (see note 24)	916,948

Summary of maturity analysis of operating lease payments
The table below shows the maturity of the lease liabilities as of December 31, 2019:

12/31/2019	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Lease liabilities	38,571	64,269	88,092	144,490	335,422	171,466	410,060	581,526

Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payments receivables for such leases:

	12/31/2019		12/31/2018
	Total gross investment	Current value of minimum payments	Total gross Investment	Current value of minimum payments
Up to 1 year	193,294	157,712	483,306	369,548
From 1 to 5 years	95,004	71,826	383,900	319,856

	288,298	229,538	867,206	689,404